EBP Plan Assets (Details 4) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period		15 days
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period		1 day
Pension Benefits [Member]
Fair values of plan assets
Total assets at fair value		$ 1,336	$ 1,357	$ 1,299
Pension Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	175	170
Pension Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	399	419
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		574	589
Pension Benefits [Member] | Cash management funds | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	37	21
Pension Benefits [Member] | Cash management funds | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	0	0
Pension Benefits [Member] | Cash management funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		$ 37	21
Pension Benefits [Member] | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation		25.00%
Pension Benefits [Member] | Equity securities | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	$ 42	39
Pension Benefits [Member] | Equity securities | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	19	22
Pension Benefits [Member] | Equity securities | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		61	61
Pension Benefits [Member] | Government debt securities | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	99	110
Pension Benefits [Member] | Government debt securities | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	28	32
Pension Benefits [Member] | Government debt securities | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		127	142
Pension Benefits [Member] | Corporate debt securities | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	0	0
Pension Benefits [Member] | Corporate debt securities | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	350	361
Pension Benefits [Member] | Corporate debt securities | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		350	361
Pension Benefits [Member] | Mutual fund - Municipal bonds | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	0	0
Pension Benefits [Member] | Mutual fund - Municipal bonds | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	0	0
Pension Benefits [Member] | Mutual fund - Municipal bonds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		0	0
Pension Benefits [Member] | Other | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	(3)	0
Pension Benefits [Member] | Other | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	2	4
Pension Benefits [Member] | Other | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		(1)	4
Pension Benefits [Member] | Commingled investment funds - equities | Fair Value Measured at Net Asset Value Per Share [Member]
Fair values of plan assets
Total assets at fair value	[3]	288	288
Pension Benefits [Member] | Commingled investment funds - fixed income [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Fair values of plan assets
Total assets at fair value	[3]	$ 474	480
Pension Benefits [Member] | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation		75.00%
Other Postretirement Benefits [Member]
Fair values of plan assets
Total assets at fair value		$ 287	278	$ 247
Other Postretirement Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	124	116
Other Postretirement Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	61	62
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		185	178
Other Postretirement Benefits [Member] | Cash management funds | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	14	12
Other Postretirement Benefits [Member] | Cash management funds | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	0	0
Other Postretirement Benefits [Member] | Cash management funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		14	12
Other Postretirement Benefits [Member] | Equity securities | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	39	38
Other Postretirement Benefits [Member] | Equity securities | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	10	10
Other Postretirement Benefits [Member] | Equity securities | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		49	48
Other Postretirement Benefits [Member] | Government debt securities | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	13	14
Other Postretirement Benefits [Member] | Government debt securities | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	4	4
Other Postretirement Benefits [Member] | Government debt securities | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		17	18
Other Postretirement Benefits [Member] | Corporate debt securities | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	0	0
Other Postretirement Benefits [Member] | Corporate debt securities | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	47	48
Other Postretirement Benefits [Member] | Corporate debt securities | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		47	48
Other Postretirement Benefits [Member] | Mutual fund - Municipal bonds | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	59	52
Other Postretirement Benefits [Member] | Mutual fund - Municipal bonds | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	0	0
Other Postretirement Benefits [Member] | Mutual fund - Municipal bonds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		59	52
Other Postretirement Benefits [Member] | Other | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	[1]	(1)	0
Other Postretirement Benefits [Member] | Other | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	[2]	0	0
Other Postretirement Benefits [Member] | Other | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value		(1)	0
Other Postretirement Benefits [Member] | Commingled investment funds - equities | Fair Value Measured at Net Asset Value Per Share [Member]
Fair values of plan assets
Total assets at fair value	[3]	39	38
Other Postretirement Benefits [Member] | Commingled investment funds - fixed income [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Fair values of plan assets
Total assets at fair value	[3]	$ 63	$ 62

[1]	(1) Level 1 includes assets with fair values based on quoted prices in active markets for identical assets. Cash management funds, equity securities traded on U.S. exchanges, U.S. Treasury securities, and mutual funds are included in this level.
[2]	(2) Level 2 includes assets with fair values determined by using significant other observable inputs. This level includes equity securities traded on active foreign exchanges and fixed income securities, other than U.S. Treasury securities, that are valued primarily using pricing models which incorporate observable inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads.
[3]	(3) The commingled investment funds are measured at fair value using net asset value (NAV) per share. Certain standard withdrawal restrictions generally apply, which may include redemption notification period restrictions ranging from 1 day to 15 days.